Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of revenues

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Spot market revenues	548,762,404	469,425,989	445,521,508
Sales under contracts	450,329,039	392,764,116	375,306,225
Steam sales	51,757,640	51,976,328	42,367,772
Forest activity revenues	19,080,032	28,743,075	16,658,571
Resale of gas transport and distribution capacity	8,876,982	8,006,400	5,322,793
Revenues from CVO thermal plant management	18,616,093	20,137,230	13,087,278
	1,097,422,190	971,053,138	898,264,147